Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2024
Key Management Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION

19. KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2024	2023	2022

Short-term employee benefits	1,537,843	1,727,020	1,641,015
Post-employment benefits	38,486	42,444	44,121
Long-term benefits	6,616	7,215	6,711
Termination benefits	10,215	-	-
Share-based payments	552,622	764,175	998,164
	2,145,782	2,540,854	2,690,011